Cash, bank balances and other short-term investments - Disclosure of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Mutual funds	$ 152,426	$ 202,165
Money market funds	35,292	15,881
Cash in banks	21,798	23,910
Government bonds	3,737	2,429
Total cash, bank balances and other short-term investments	213,253	244,385
Cash, bank balances and other short-term investments	213,253	244,385
Government bonds	(3,737)	(2,429)
Cash and cash equivalents	$ 209,516	$ 241,956	$ 311,217	$ 201,314